                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2011

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MILL ROAD CAPITAL MANAGEMENT LLC
Address: 382 GREENWICH AVENUE, SUITE ONE
         GREENWICH, CT 06830

Form 13F File Number: 028-14342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  THOMAS E. LYNCH
Title: MANAGEMENT COMMITTEE DIRECTOR AND CHAIRMAN
Phone: (203) 987-3500

Signature, Place, and Date of Signing:

/s/ Thomas E. Lynch                Greenwich, CT            August 15, 2011
------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:   $114,553
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name

1     028-14344                MILL ROAD CAPITAL GP LLC

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        MILL ROAD CAPITAL MANAGEMENT LLC FORM 13F INFORMATION TABLE DATA

           COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
----------------------------- -------------- --------- -------- ---------------------- ------------ -------- ----------------------
                                                        VALUE    SHRS OR          PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT   SH/PRN CALL  DISCRETION  MANAGER     VOTING AUTHORITY
----------------------------- -------------- --------- -------- ---------- ------ ---- ------------ -------- ----------------------
                                                                                                             SOLE  SHARED   NONE
                                                                                                             ----- ------ ---------
AMBASSADORS GROUP INC         COM            023177108    7,970    902,588   SH        SHARED-OTHER    1                    902,588
AMERICAN PAC CORP             COM            028740108    2,938    366,287   SH        SHARED-OTHER    1                    366,287
ASTRO-MED INC NEW             COM            04638F108      831    101,423   SH        SHARED-OTHER    1                    101,423
BALDWIN TECHNOLOGY INC        CL A           058264102      238    199,800   SH        SHARED-OTHER    1                    199,800
BARRY R G CORP OHIO           COM            068798107    7,194    637,782   SH        SHARED-OTHER    1                    637,782
CACHE INC                     COM NEW        127150308    2,298    466,042   SH        SHARED-OTHER    1                    466,042
COLDWATER CREEK INC           COM            193068103    2,582  1,844,257   SH        SHARED-OTHER    1                  1,844,257
CROWN CRAFTS INC              COM            228309100    4,563    940,799   SH        SHARED-OTHER    1                    940,799
CRYSTAL ROCK HLDGS INC        COM            22940F103       33     43,882   SH        SHARED-OTHER    1                     43,882
DESTINATION MATERNITY CORP    COM            25065D100   25,371  1,269,796   SH        SHARED-OTHER    1                  1,269,796
EDAC TECHNOLOGIES CORP        COM            279285100      197     42,043   SH        SHARED-OTHER    1                     42,043
GAIAM INC                     CL A           36268Q103    4,935    993,017   SH        SHARED-OTHER    1                    993,017
GAMING PARTNERS INTL CORP     COM            36467A107    2,706    376,384   SH        SHARED-OTHER    1                    376,384
HARRIS INTERACTIVE INC        COM            414549105    3,718  4,373,855   SH        SHARED-OTHER    1                  4,373,855
HARVARD BIOSCIENCE INC        COM            416906105    2,644    496,000   SH        SHARED-OTHER    1                    496,000
HUDSON HIGHLAND GROUP INC     COM            443792106    4,662    871,447   SH        SHARED-OTHER    1                    871,447
INTEGRAMED AMER INC           COM NEW        45810N302    1,242    128,748   SH        SHARED-OTHER    1                    128,748
J ALEXANDERS CORP             COM            466096104    2,957    450,823   SH        SHARED-OTHER    1                    450,823
KONA GRILL INC                COM            50047H201    3,075    550,086   SH        SHARED-OTHER    1                    550,086
LACROSSE FOOTWEAR INC         COM            505688101      164     11,251   SH        SHARED-OTHER    1                     11,251
LEARNING TREE INTL INC        COM            522015106    5,021    562,932   SH        SHARED-OTHER    1                    562,932
LYDALL INC DEL                COM            550819106    6,209    519,172   SH        SHARED-OTHER    1                    519,172
MANAGEMENT NETWORK GROUP INC  COM NEW        561693201    1,545    589,507   SH        SHARED-OTHER    1                    589,507
MATERIAL SCIENCES CORP        COM            576674105      660     91,047   SH        SHARED-OTHER    1                     91,047
MOD PAC CORP                  COM            607495108      326     55,149   SH        SHARED-OTHER    1                     55,149
NATIONAL TECHNICAL SYS INC    COM            638104109    9,306  1,362,556   SH        SHARED-OTHER    1                  1,362,556
PHYSICIANS FORMULA HLDGS INC  COM            719427106   10,068  2,516,943   SH        SHARED-OTHER    1                  2,516,943
SMTC CORP                     COM NEW        832682207      266    131,000   SH        SHARED-OTHER    1                    131,000
SPAN AMER MED SYS INC         COM            846396109      834     55,584   SH        SHARED-OTHER    1                     55,584
                                                        114,553
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